Segment Information Reconciled to (Loss) Income Before Income Taxes and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Unrealized loss on derivative instruments, net	$ (14,937)	$ (5,738)
Container Ownership
Segment Reporting Information [Line Items]
Unrealized loss on derivative instruments, net	(14,937)	(5,738)
Write-off of unamortized deferred debt issuance costs and bond discounts	$ 122	$ 0